Employee Benefit Plans - Summarizes Projected Benefit Payments from Pension and Other Postretirement Benefit Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Benefits [Member]
Schedule Of Pension And Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	$ 13.4
2015	13.4
2016	13.5
2017	13.5
2018	13.5
2019-2023	68.0
Other Postretirement Benefits [Member]
Schedule Of Pension And Other Postretirement Benefits Expected Benefit Payments [Line Items]
2014	3.4
2015	3.6
2016	3.3
2017	3.1
2018	2.8
2019-2023	$ 10.8